File Number: 33-84546
                                                 Filed Pursuant to Rule
                                               497(e) of the Securities
                                                            Act of 1933
September 4, 2008

                                      Supplement to the May 1, 2008
                                 Statement of Additional Information for
                                Pioneer Growth Opportunities VCT Portfolio
                                              Class I Shares


The following will supplement the information presented in the statement of additional information for Pioneer Growth Opportunities VCT Portfolio. Please refer to the statement of additional information for the full text of the supplemented sections.

The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Managers":

Other Accounts Managed by the Portfolio Managers. The table below indicates, for the portfolio manager of the fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of September 3, 2008. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts but generally do not include the portfolio manager's personal investment accounts or those which the manager may be deemed to own beneficially under the code of ethics. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.


--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
Name of Portfolio     Type of Account      Number of         Total Assets        Number of          Assets Managed
Manager                                    Accounts Managed  Managed             Accounts Managed   for which
                                                                                 for which          Advisory Fee is
                                                                                 Advisory Fee is    Performance-Based
                                                                                 Performance-Based
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------
Brian Stack           Other Registered     1                 $353,077,000        N/A                N/A
                      Investment
                      Companies
                      -------------------- ----------------- ------------------- ------------------ -------------------
                      -------------------- ----------------- ------------------- ------------------ -------------------
                      Other Pooled         0                 $0                  N/A                N/A
                      Investment Vehicles
                      -------------------- ----------------- ------------------- ------------------ -------------------
                      -------------------- ----------------- ------------------- ------------------ -------------------
                      Other Accounts       0                 $0                  N/A                N/A
--------------------- -------------------- ----------------- ------------------- ------------------ -------------------



The following supplements the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Managers":

Share Ownership by Portfolio Manager. The following table indicates as of September 3, 2008 the value, within the indicated range, of shares beneficially owned by the portfolio manager of the fund.



---------------------------------------- -------------------------------------------------------------------
Name of Portfolio Manager                Beneficial Ownership of the Fund*
---------------------------------------- -------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------
Brian Stack                              A
---------------------------------------- -------------------------------------------------------------------


* Key to Dollar Ranges

A.       None
B.       $1 - $10,000
C.       $10,001 - $50,000
D.       $50,001 - $100,000
E.       $100,001 - $500,000
F.       $500,001 - $1,000,000
G.       Over $1,000,000



                                                                   22372-00-0908
                                                          (C) 2008 Pioneer Funds
                                                               Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC